UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS PENNSYLVANIA MUNICIPALS FUND

FORM N-Q

JUNE 30, 2009

LEGG MASON PARTNERS PENNSYLVANIA MUNICIPALS FUND

Schedule of Investments (unaudited)	June 30, 2009

FACE AMOUNT	SECURITY	VALUE
MUNICIPAL BONDS† - 98.1%
Education - 19.2%
$7,500,000	Adams County, PA, IDA Revenue, Gettysburg College, 5.875% due 8/15/21	$7,732,125
1,190,000	Allegheny County, PA, Higher Education Building Authority, University Revenue, Carnegie Mellon University, 5.250% due 3/1/32	1,196,926
1,000,000	Delaware County, PA, Authority College Revenue, Neumann College, 6.000% due 10/1/31	953,920
	Lehigh County, PA, General Purpose Authority Revenues, Muhlenberg College Project:
1,000,000	5.000% due 2/1/29	981,600
1,075,000	5.250% due 2/1/34	1,057,467
3,615,000	5.250% due 2/1/39	3,524,769
	Lycoming County, PA, Authority College Revenue, Pennsylvania College of Technology, AMBAC:
1,000,000	5.125% due 5/1/22	889,530
1,000,000	5.375% due 7/1/30	877,980
1,000,000	5.250% due 5/1/32	820,520
	Pennsylvania State Higher EFA Revenue:
2,000,000	Bryn Mawr College, AMBAC, 5.125% due 12/1/29	2,012,400
1,000,000	Clarion University Foundation Inc., XLCA, 5.250% due 7/1/18	1,007,130
3,000,000	Widener University, 5.000% due 7/15/20	2,806,470
8,000,000	Pennsylvania State Public School Building Authority Community College Revenue, Community College of Philadelphia Project, 6.000% due 6/15/28	8,196,480
1,000,000	Pennsylvania State University, Refunding, 5.250% due 3/1/18	1,067,960
2,000,000	Snyder County, PA, Higher Education Authority University Revenue, Susquehanna University Project, 5.000% due 1/1/38	1,873,280
1,250,000	State Public School Building Authority, College Revenue, Delaware County Community College Project, FSA, 5.000% due 10/1/27	1,288,275
2,000,000	Swarthmore Boro Authority, PA, College Revenue, 5.250% due 9/15/20	2,095,480

	Total Education	38,382,312

Health Care - 12.2%
	Allegheny County, PA, Hospital Development Authority Revenue, Health Center-UPMC Health, NATL:
1,000,000	6.000% due 7/1/24	1,042,260
2,250,000	6.000% due 7/1/26	2,347,785
2,000,000	Centre County, PA, Hospital Authority Revenue, Mount Nittany Medical Center Project, Assured GTY, 6.125% due 11/15/39	2,023,900
1,255,000	Grove City, PA, Area Hospital Authority Revenue, Woodland Place Project, FGIC, 5.500% due 3/1/25	1,159,520
	Lancaster County, PA, Hospital Authority Revenue:
1,100,000	Health Center, Willow Valley Retirement Project, 5.875% due 6/1/31	1,002,210
5,195,000	Health Systems, Lancaster General Hospital, 5.000% due 3/15/31	4,874,988
500,000	Lebanon County, PA, Health Facilities Authority Revenue, Good Samaritan Hospital Project, 6.000% due 11/15/35	411,850
1,265,000	Mckean County, PA, Hospital Authority Revenue, Bradford Hospital Project, ACA, 5.000% due 10/1/18	932,343
3,000,000	Monroe County, PA, Hospital Authority Revenue, Pocono Medical Center, 5.125% due 1/1/37	2,434,890
715,000	Montgomery County, PA, IDA, Retirement Community Revenue, Acts Retirement-Life Communities Inc., 6.250% due 11/15/29	726,919
1,000,000	Northampton County, PA, IDA Revenue, Mortgage Moravian Hall Square Project, Radian, 5.500% due 7/1/19	912,270
4,000,000	Pennsylvania Economic Development Financing Authority, Health Systems Revenue, Albert Einstein Healthcare, 6.250% due 10/15/23	3,958,640
1,000,000	Pennsylvania State, Higher EFA Revenue, UPMC Health Systems, 6.000% due 1/15/31	1,018,920

See Notes to Schedule of Investments.

LEGG MASON PARTNERS PENNSYLVANIA MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2009

FACE AMOUNT	SECURITY	VALUE
Health Care - 12.2% (continued)
$525,000	Potter County, PA, Hospital Authority Revenue, Charles Cole Memorial Hospital, Radian, 6.050% due 8/1/24	$484,486
1,075,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Ryder Memorial Hospital Project, 6.700% due 5/1/24	973,767

	Total Health Care	24,304,748

Housing - 3.0%
515,000	Allegheny County, PA, Residential Finance Authority Mortgage Revenue, Single-Family Mortgage, GNMA-Collateralized, 5.900% due 11/1/32 (a)	516,761
6,000,000	Pennsylvania Housing Finance Agency, Single-Family Mortgage Revenue, 5.150% due 4/1/38 (a)	5,417,640

	Total Housing	5,934,401

Industrial Revenue - 2.0%
1,000,000	Delaware County, PA, IDA Revenue, Resources Recovery Facilities, 6.200% due 7/1/19	973,200
2,500,000	Pennsylvania State, IDA Revenue, Economic Development, 5.500% due 7/1/23	2,607,950
500,000	Philadelphia, PA, Authority for IDR, AMBAC, 5.250% due 7/1/31	429,575

	Total Industrial Revenue	4,010,725

Leasing - 2.1%
1,000,000	Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, AMBAC, 5.500% due 8/1/28	1,067,340
1,560,000	New Morgan, PA, Municipal Authority Office Revenue, Commonwealth Office Project, 6.500% due 6/1/25	1,364,017
1,655,000	Pennsylvania State, Public School Building Authority, School Revenue, GO, York School District Project, FSA, 5.000% due 5/1/19	1,735,698

	Total Leasing	4,167,055

Local General Obligation - 9.6%
1,000,000	Armstrong County, PA, GO, NATL, 5.400% due 6/1/31	1,012,370
825,000	Athens, PA, Area School District, GO, FGIC, 5.500% due 4/15/16	865,532
2,650,000	Delaware County, PA, GO, Refunding, 5.125% due 10/1/16	2,669,345
1,000,000	Greater Johnstown, PA, School District GO, NATL, 5.500% due 8/1/18	1,046,700
	Lackawanna County, PA, GO:
4,375,000	5.875% due 9/15/30	4,283,782
2,730,000	6.000% due 9/15/32	2,656,481
2,000,000	Lower Merion, PA, School District, GO, 5.000% due 5/15/17	2,148,420
2,000,000	Northeastern York, PA, School District, GO, FGIC, 5.000% due 4/1/30	2,028,020
500,000	Philadelphia, PA, School District, GO, Refunding, AMBAC, 5.000% due 8/1/17	517,695
2,000,000	Scranton, PA, School District, FSA, 5.000% due 7/15/38	2,009,620

	Total Local General Obligation	19,237,965

Power - 4.3%
3,920,000	Philadelphia, PA, Gas Works Revenue, General Ordinance, AMBAC, 5.000% due 10/1/18	3,703,694
5,000,000	Puerto Rico Electric Power Authority, Power Revenue, 5.250% due 7/1/25	4,873,350

	Total Power	8,577,044

Pre-Refunded/Escrowed to Maturity - 24.4%
	Allegheny County, PA:
1,000,000	GO, FGIC, 5.250% due 11/1/21 (b)	1,076,230
40,000	Hospital Development Authority Revenue, Montefiore Hospital Association, Western Pennsylvania, 6.875% due 7/1/09 (c)	40,000
500,000	Redevelopment Authority, Tax Increment Revenue, Waterfront Project, 6.300% due 12/15/18 (b)	543,290

See Notes to Schedule of Investments.

LEGG MASON PARTNERS PENNSYLVANIA MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2009

FACE AMOUNT	SECURITY	VALUE
Pre-Refunded/Escrowed to Maturity - 24.4% (continued)
$845,000	Sanitation Authority Sewer Revenue, NATL, 5.500% due 12/1/30 (b)	$900,255
175,000	Athens, PA, Area School District, GO, FGIC, 5.500% due 4/15/16 (b)	192,001
2,000,000	Bethlehem, PA, Area School District, GO, FGIC, 5.375% due 3/15/20 (b)	2,213,160
1,660,000	Blue Mountain, PA, School District, GO, FSA, 5.500% due 10/1/18 (b)	1,822,414
500,000	Butler County, PA, GO, FGIC, 5.250% due 7/15/23 (b)	569,605
620,000	Cambria County, PA, Hospital Development Authority Revenue, Conemaugh Valley Memorial Hospital, 7.625% due 9/1/11 (c)	653,771
1,930,000	Central Bucks, PA, School District, FGIC, 5.500% due 5/15/19 (b)	2,160,731
1,000,000	Central Dauphin, PA, School District, GO, NATL, 6.000% due 2/1/18 (b)	1,200,080
1,280,000	Chester County, PA, GO, 5.000% due 9/1/15 (b)	1,362,624
75,000	Coatesville, PA, Water Guaranteed Revenue, 6.250% due 10/15/13 (c)	81,215
325,000	Conneaut, PA, School District GO, AMBAC, 9.500% due 5/1/12 (c)	360,711
1,000,000	Dauphin County, PA, GO, AMBAC, 5.125% due 11/15/22 (b)	1,075,560
570,000	Delaware River Joint Toll Bridge Commission, Bridge Revenue, 5.250% due 7/1/18 (b)	648,609
1,260,000	Erie County, PA, Hospital Authority Revenue, Health Facilities Revenue, St. Mary’s Home Project, Radian, 6.000% due 8/15/23 (b)	1,267,560
1,000,000	Erie, PA, Sewer Authority Revenue, NATL, 6.000% due 6/1/21 (b)	1,050,130
	Harrisburg, PA:
1,000,000	Authority Resource Recovery Facility Revenue, FSA, 5.500% due 9/1/25 (b)	1,058,830
1,145,000	Redevelopment Authority, First Mortgage Office Building, 6.750% due 5/15/25 (b)	1,282,515
80,000	Hopewell Township, PA, Special Obligation, 10.600% due 5/1/13 (c)	91,031
1,650,000	Lancaster, PA, IDA Revenue, Garden Spot Village Project, 7.625% due 5/1/31 (b)	1,762,712
1,000,000	Mifflin County, PA, Hospital Authority Revenue, Radian, 6.200% due 7/1/30 (b)	1,083,870
1,000,000	Pennsylvania Convention Center Authority Revenue, FGIC, 6.000% due 9/1/19 (c)	1,182,050
	Pennsylvania State:
1,000,000	GO, 5.250% due 2/1/19 (b)	1,102,700
	Turnpike Commission:
1,500,000	AMBAC, 5.000% due 7/15/21 (b)	1,635,945
	Oil Franchise Tax Revenue:
1,365,000	AMBAC, 5.250% due 12/1/16 (c)	1,394,143
1,000,000	NATL, 5.250% due 12/1/17 (b)	1,138,560
1,000,000	Registration Fee Revenue, AMBAC, 5.375% due 7/15/19 (b)	1,098,140
	Philadelphia, PA:
1,000,000	Authority for Industrial Development, Lease Revenue, FSA, 5.500% due 10/1/19 (b)	1,102,900
410,000	Gas Works Revenue, NATL, 7.000% due 5/15/20 (c)	493,369
1,000,000	GO, FSA, 5.250% due 9/15/15 (b)	1,070,050
	School District, GO:
1,700,000	FGIC, 5.625% due 8/1/15 (b)	1,921,612
1,000,000	FSA, 5.500% due 2/1/31 (b)	1,106,320
2,000,000	Water & Wastewater Revenue, FGIC, 5.375% due 11/1/20 (b)	2,253,460
1,660,000	Pittsburgh, PA, GO, AMBAC, 5.250% due 9/1/22 (b)	1,824,456
1,000,000	Plum Boro, PA, School District GO, FGIC, 5.250% due 9/15/30 (b)	1,090,520
1,000,000	St. Mary’s Hospital Authority, Health System Revenue, Catholic Health East, 5.500% due 11/15/24 (b)	1,157,690
1,000,000	State Public School Building Authority, School Revenue, Lease Daniel Boone School District Project, NATL, 5.000% due 4/1/22 (b)	1,112,800
1,000,000	Virgin Islands Public Finance Authority Revenue, Gross Receipts Taxes Loan Notes, 6.500% due 10/1/24 (b)	1,080,120
	Westmoreland County, PA:
	GO, Capital Appreciation, AMBAC:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS PENNSYLVANIA MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2009

FACE AMOUNT	SECURITY	VALUE
Pre-Refunded/Escrowed to Maturity - 24.4% (continued)
$2,000,000	Zero coupon bond to yield 6.949% due 8/1/13 (c)	$1,836,260
1,000,000	Zero coupon bond to yield 6.949% due 8/1/14 (c)	880,780
	Municipal Authority:
25,000	Special Obligation, 9.125% due 7/1/10 (c)	25,197
30,000	Water Revenue, 8.625% due 7/1/10 (c)	31,024
1,460,000	Wilkes-Barre, PA, Area School District, GO, NATL, 5.250% due 4/1/22 (b)	1,671,934

	Total Pre-Refunded/Escrowed to Maturity	48,706,934

Solid Waste/Resource Recovery - 0.5%
1,000,000	New Morgan, PA, IDA, Solid Waste Disposal Revenue, New Morgan Landfill Co. Inc. Project, 6.500% due 4/1/19 (a)(d)	1,000,010

Special Tax Obligation - 0.5%
1,000,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, 6.000% due 8/1/42	976,090

Transportation - 8.8%
	Allegheny County, PA, Port Authority Special Revenue, Transportation, FGIC:
250,000	5.500% due 3/1/17	256,170
2,000,000	5.250% due 3/1/20	2,010,160
1,500,000	Dauphin County, PA, General Authority Revenue, Office & Packaging, 6.000% due 1/1/25	1,148,475
	Delaware River Joint Toll Bridge Commission:
430,000	Bridge Revenue, 5.250% due 7/1/18	448,976
	Pennsylvania Bridge Revenue:
2,845,000	5.000% due 7/1/22	2,897,405
2,000,000	5.000% due 7/1/23	2,032,460
	Pennsylvania State, Turnpike Commission Revenue:
6,000,000	5.250% due 6/1/36	6,050,640
2,800,000	5.000% due 6/1/39	2,810,724

	Total Transportation	17,655,010

Water & Sewer - 11.5%
	Allegheny County, PA, Sanitation Authority, Sewer Revenue, NATL:
2,750,000	5.375% due 12/1/17	2,805,385
155,000	5.500% due 12/1/30	157,341
7,000,000	Erie, PA, Water Authority Revenue, FSA, 5.000% due 12/1/43	6,743,940
9,000,000	Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project, 6.200% due 4/1/39	9,070,830
	Philadelphia, PA, Water & Wastewater Revenue:
2,000,000	NATL, 6.250% due 8/1/11	2,163,800
2,000,000	Refunding, AMBAC, 5.000% due 8/1/22	2,022,420

	Total Water & Sewer	22,963,716

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $192,619,769)	195,916,010

See Notes to Schedule of Investments.

LEGG MASON PARTNERS PENNSYLVANIA MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2009

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS† - 0.5%
Education - 0.1%
$300,000	Northampton County General Purpose Authority, LOC-JPMorgan Chase, 0.250%, 7/2/09 (e)	$300,000

General Obligation - 0.3%
400,000	Commonwealth of Puerto Rico, GO, Refunding, Public Improvements, FSA, SPA-Dexia Credit Local, 0.220%, 7/1/09 (e)	400,000
200,000	Puerto Rico Commonwealth, GO, Public Improvement, FSA, SPA-Dexia Credit Local, 0.770%, 7/2/09 (e)	200,000

	Total General Obligation	600,000

Health Care - 0.1%
100,000	Geisinger Authority, PA, Health System Revenue, Geisinger Health System, SPA-PNC Bank N.A., 0.180%, 7/1/09 (e)	100,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,000,000)	1,000,000

	TOTAL INVESTMENTS - 98.6% (Cost - $193,619,769#)	196,916,010
	Other Assets in Excess of Liabilities - 1.4%	2,819,166

	TOTAL NET ASSETS - 100.0%	$199,735,176

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

(e)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

†	Under FAS 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Schedule of Investments.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds

AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds

EFA	— Educational Facilities Authority

FGIC	— Financial Guaranty Insurance Company - Insured Bonds

FSA	— Financial Security Assurance - Insured Bonds

GNMA	— Government National Mortgage Association

GO	— General Obligation

GTY	— Guaranty

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

LOC	— Letter of Credit

NATL	— National Public Finance Guarantee Corporation - Insured Bonds

Radian	— Radian Asset Assurance - Insured Bonds

SPA	— Standby Bond Purchase Agreement - Insured Bonds

XLCA	— XL Capital Assurance Inc. - Insured Bonds

Ratings Table*
S&P/Moody’s/Fitch**

AAA/Aaa	18.8%
AA/Aa	18.1
A	49.2
BBB/Baa	6.7
BB/Ba	1.0
A-1/VMIG1	0.5
NR	5.7
100.0%

*	As a percentage of total investments.

**	In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 6 and 7 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited) (continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Pennsylvania Municipals Fund (the “Fund”) is a separate non-diversified investment series of the Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$195,916,010	—	$195,916,010

Short-term Investments†	—	1,000,000	—	1,000,000

Total	—	$196,916,010	—	$196,916,010

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within Pennsylvania, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Pennsylvania.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,895,255
Gross unrealized depreciation	(3,599,014)

Net unrealized appreciation	$3,296,241

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board (“FASB”) of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

At June 30, 2009, the Fund did not hold any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 25, 2009

By:	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	August 25, 2009